RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Summary of changes to the previously issued financial information

Balance Sheet as of March 31, 2021 (unaudited)	As Previously Reported	Adjustment	As Restated
Class A ordinary shares subject to possible redemption	$180,304,370	$49,695,630	$230,000,000
Class A ordinary shares	$497	$(497)	$—
Additional paid-in capital	$25,711,721	$(25,711,721)	$—
Accumulated deficit	$(20,712,786)	$(23,983,412)	$(44,696,198)
Total shareholders’ equity (deficit)	$5,000,007	$(49,695,630)	$(44,695,623)
Number of shares subject to redemption	18,030,437	4,969,563	23,000,000
Balance Sheet as of June 30, 2021 (unaudited)
Class A ordinary shares subject to possible redemption	$179,261,780	$50,738,220	$230,000,000
Class A ordinary shares	$507	$(507)	$—
Additional paid-in capital	$26,754,301	$(26,754,301)	$—
Accumulated deficit	$(21,755,380)	$(23,983,412)	$(45,738,792)
Total shareholders’ equity (deficit)	$5,000,003	$(50,738,220)	$(45,738,217)
Number of shares subject to redemption	17,926,178	5,073,822	23,000,000
Statement of Cash Flows for the three months ended March 31, 2021 (unaudited)
Change in value of Class A ordinary shares subject to possible redemption	$(11,524,430)	$11,524,430	$—
Statement of Cash Flows for the six months ended June 30, 2021 (unaudited)
Change in value of Class A ordinary shares subject to possible redemption	$(12,567,020)	$12,567,020	$—
Statement of Operations for the three months ended March 31, 2021 (unaudited)
Weighted average shares outstanding, Class A ordinary shares	23,000,000	—	23,000,000
Basic and diluted net income (loss) per share, Class A ordinary shares	$—	$(0.40)	$(0.40)
Weighted average shares outstanding, Class B ordinary shares	5,750,000	—	5,750,000
Basic and diluted net income (loss) per share, Class B ordinary shares	$(2.03)	$1.63	$(0.40)
Statement of Operations for the three months ended June 30, 2021 (unaudited)
Weighted average shares outstanding, Class A ordinary shares	23,000,000	—	23,000,000
Basic and diluted net income (loss) per share, Class A ordinary shares	$—	$(0.04)	$(0.04)
Weighted average shares outstanding, Class B ordinary shares	5,750,000	—	5,750,000
Basic and diluted net income (loss) per share, Class B ordinary shares	$(0.18)	$0.14	$(0.04)
Statement of Operations for the six months ended June 30, 2021 (unaudited)
Weighted average shares outstanding, Class A ordinary shares	23,000,000	—	23,000,000
Basic and diluted net income (loss) per share, Class A ordinary shares	$—	$(0.44)	$(0.44)
Weighted average shares outstanding, Class B ordinary shares	5,750,000	—	5,750,000
Basic and diluted net income (loss) per share, Class B ordinary shares	$(2.20)	$1.76	$(0.44)

	As Reported
	As Previously
	Restated in
	10-K/A
	Amendment
	No. 1	Adjustment	As Restated
Balance Sheet as of July 30, 2020
Class A ordinary shares subject to possible redemption	$200,344,480	$29,655,520	$230,000,000
Class A ordinary shares	$297	$(297)	$—
Additional paid-in capital	$5,671,811	$(5,671,811)	$—
Accumulated deficit	$(672,674)	$(23,983,412)	$(24,656,086)
Total shareholders’ equity (deficit)	$5,000,009	$(29,655,520)	$(24,655,511)
Number of shares subject to redemption	20,034,448	2,965,552	23,000,000
Balance Sheet as of September 30, 2020 (unaudited)
Class A ordinary shares subject to possible redemption	$202,770,100	$27,229,900	$230,000,000
Class A ordinary shares	$272	$(272)	$—
Additional paid-in capital	$3,246,216	$(3,246,216)	$—
Accumulated deficit	$1,752,939	$(23,983,412)	$(22,230,473)
Total shareholders’ equity (deficit)	$5,000,002	$(27,229,900)	$(22,229,898)
Number of shares subject to redemption	20,277,010	2,722,990	23,000,000
Balance Sheet as of December 31, 2020
Class A ordinary shares subject to possible redemption	$191,828,800	$38,171,200	$230,000,000
Class A ordinary shares	$382	$(382)	$—
Additional paid-in capital	$14,187,406	$(14,187,406)	$—
Accumulated deficit	$(9,188,357)	$(23,983,412)	$(33,171,769)
Total shareholders’ equity (deficit)	$5,000,006	$(38,171,200)	$(33,171,194)
Number of shares subject to redemption	19,182,880	3,817,120	23,000,000
Statement of Cash Flows for the Period from March 31, 2020 (inception) to September 30, 2020 (unaudited)
Initial classification of Class A ordinary shares subject to possible redemption	$200,344,480	$(200,344,480)	$—
Change in value of Class A ordinary shares subject to possible redemption	$2,351,240	$(2,351,240)	$—
Statement of Cash Flows for the Period from March 31, 2020 (inception) to December 31, 2020
Initial classification of Class A ordinary shares subject to possible redemption	$200,344,480	$(200,344,480)	$—
Change in value of Class A ordinary shares subject to possible redemption	$(9,544,360)	$9,544,360	$—
Statement of Operations for the three months ended September 30, 2020 (unaudited)
Weighted average shares outstanding, Class A ordinary shares	23,000,000	(7,500,000)	15,500,000
Basic and diluted net income (loss) per share, Class A ordinary shares	$—	$0.08	$0.08
Weighted average shares outstanding, Class B ordinary shares	5,750,000	(244,565)	5,505,435
Basic and diluted net income (loss) per share, Class B ordinary shares	$0.30	$(0.22)	$0.08
Statement of Operations for the Period from March 31, 2020 (inception) to September 30, 2020 (unaudited)
Weighted average shares outstanding, Class A ordinary shares	23,000,000	(11,592,000)	11,408,000
Basic and diluted net income (loss) per share, Class A ordinary shares	$—	$0.10	$0.10
Weighted average shares outstanding, Class B ordinary shares	5,750,000	(378,000)	5,372,000
Basic and diluted net income (loss) per share, Class B ordinary shares	$0.30	$(0.20)	$0.10
Statement of Operations for the Period from March 31, 2020 (inception) to December 31, 2020
Weighted average shares outstanding, Class A ordinary shares	23,000,000	(6,646,789)	16,353,211
Basic and diluted net income (loss) per share, Class A ordinary shares	$—	$(0.42)	$(0.42)
Weighted average shares outstanding, Class B ordinary shares	5,529,817	—	5,529,817
Basic and diluted net income (loss) per share, Class B ordinary shares	$(1.68)	$1.26	$(0.42)